CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 232,075		$ 2,148,700		$ 2,880,254
Accounts receivable		54,600		482,279		327,200
Inventories, net		1,526,470		1,456,275		972,695
Deferred financing costs				50,000		4,258,515
Prepaid expenses and other current assets		527,061		156,255		46,737
Total current assets		2,340,206		4,293,509		8,485,401
Property and equipment, net		5,137,035		5,650,976		3,771,849
Construction in progress				0		188,912
Operating lease right-of-use assets		300,688		586,164		641,651
Other assets		34,359		34,359		34,359
TOTAL ASSETS		7,812,288		10,565,008		13,122,172
Current liabilities
Accounts payable		5,962,062		4,744,606		4,456,587
Accrued expenses		4,443,179		2,750,305		2,312,118
Current portion of operating lease liability		328,554		355,385		343,049
Contract liabilities		24,000		30,400		178,750
Shareholder advances		644,936
Current portion of notes payable		4,232,041		2,147,992		0
Current portion of convertible notes payable derivative liability		37,900		0		22,688,097
Total current liabilities		15,672,672		10,028,688		29,978,601
Operating lease liability, net of current portion				237,369		373,907
Convertible notes payable		4,511,880		6,713,241		0
Warrant liabilities		82,333		2,238,519
TOTAL LIABILITIES		20,266,885		19,217,817		30,352,508
Commitments and Contingencies (Note 6)
Convertible preferred stock		23,889,050		23,889,050		4,040
Stockholders' Deficit
Common Stock		569	[1]	92	[1]	1,077
Additional paid-in capital		83,708,136	[1]	64,741,241		59,344,952
Accumulated deficit		(120,052,352)		(97,286,789)		(76,580,405)
Total Stockholders' Deficit		(36,343,647)		(32,541,859)		(17,234,376)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT		$ 7,812,288		10,565,008		13,122,172
Previously Reported [Member]
Current liabilities
Current portion of convertible notes payable derivative liability						7,300,000
Total current liabilities						14,590,504
TOTAL LIABILITIES						14,964,411
Convertible preferred stock				239		0
Stockholders' Deficit
Common Stock				3,689
Additional paid-in capital	[1]			64,744,838
Accumulated deficit				(81,898,692)		(61,192,308)
Total Stockholders' Deficit				$ (8,652,809)		$ (1,842,239)

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.